LEASES - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of leases [Abstract]
Lease liabilities	$ 46,887
Additions	23,590
Additions from business combinations	3,347
Foreign exchange difference	(92)
Interest expense	3,464	$ 0	$ 0
Payments	(15,833)
Lease liabilities	$ 61,363	$ 46,887